Supplemental Cash Flow Information - Schedule of Changes in Working Capital (Details) - CAD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
SUPPLEMENTAL CASH FLOW INFORMATION
(Increase) decrease in accounts receivables	$ (264)	$ 23
(Increase) in prepaid expenses	(12)	(20)
(Decrease) in trade payables and accrued liabilities	(17)	(36)
Total changes in working capital	$ (293)	$ (33)